Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 18 — Commitments and Contingencies

Legal Matters

From time to time, the Company may become involved in material legal proceedings or be subject to claims arising in the ordinary course of our business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

Bud & Mary’s Litigation

On September 15, 2022, the Company provided a notice of default to Bud & Mary’s Cultivation, Inc. (“Bud & Mary’s) and certain related parties notifying such parties that Bud & Mary’s was in default of its obligations under the TTK solution between the Company and Bud & Mary (the “Bud & Mary TTK Agreement”). On October 5, 2022, Bud & Mary’s filed a complaint in the Superior Court of Massachusetts in Suffolk County, naming the Company as the defendant (the “Bud & Mary Complaint”). Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Bud & Mary TTK Agreement. While the Company believes the claim is without merit and will continue to vigorously defend itself against Bud & Mary’s allegations, litigation is inherently unpredictable and there can be no assurance that the Company will prevail in this matter. During the third quarter of 2022, the Company deemed it necessary to fully reserve for the outstanding $14.7 million note receivable balance due to the current litigation and the uncertainty of the customer’s ability to repay the balance. As of December 31, 2024, the allowance related to Bud & Mary’s was reduced to $14.4 million, reflecting a recovery of allowance for credit losses resulting from a loan repayment of $330 thousand that was previously included in the allowance. The $14.4 million represents the amount of the contingent loss that the Company has determined to be reasonably possible and estimable. The actual cost of resolving this matter may be higher or lower than the amount the Company has reserved. If the Company is unable to realize revenue from its TTK Solution offerings on a timely basis or at all, or if it incurs an additional loss as a result of the Bud & Mary’s claim, the Company’s business and financial performance will be adversely affected. On November 14, 2022, the Company filed its answers and affirmative defenses to the Bud & Mary Complaint and counterclaims. The Company is seeking, among other relief, monetary damages in connection with the breach of contract, breach of the implied covenant of good faith and fair dealing, unjust enrichment, and enforcement of the guarantees. This matter is still actively ongoing. The parties are required to report on status to the court on March 21, 2025. This matter is subject to the Cultivation sale escrow litigation reserve agreement where the Company was required to fund $1.5 million in January 2025 into escrow for the benefit of settling this and other claims.

Bowdoin Construction Corp. Litigation

On February 22, 2023, Bowdoin Construction Corp. (“Bowdoin”) filed a complaint in the Superior Court of Massachusetts in Norfolk County, Massachusetts, naming the Company (the “Bowdoin Complaint”), Bud & Mary’s and certain related parties as defendants, captioned Bowdoin Construction Corp. v. Agrify Corporation, Bud & Mary’s Cultivation, Inc. and BMLC2, LLC, case no. 2382CV00173. The Bowdoin Complaint relates to a construction contract between Bowdoin and the Company relating to the property that is the subject of the Bud & Mary’s Complaint, and alleges breach of contract by Bud & Mary’s and by the Company due to nonpayment of approximately $7.0 million due under the contract and related indemnification claims and mechanics’ liens. $6.3 million is included in accounts payable and $700 thousand is included in accrued expenses and other current liabilities in the consolidated balance sheet. Two of Bowdoin’s subcontractors, Hannon Electric, Inc. and Electric Supply Center Corp, have filed separate suits against Agrify in the amount of $1.498 million and $93 thousand, respectively. These amounts are part of the $7.0 million claimed in Bowdoin’s Complaint. The Bowdoin suit and the subcontractor suits have been consolidated. The Company has denied liability in all such suits. Bowdoin and Agrify are attempting to work cooperatively to settle the subcontractor disputes. The parties are otherwise in the discovery phase which concludes in June 2025. This matter is subject to the sale of the Cultivation Business escrow litigation reserve agreement where the Company was required to fund $1.5 million in January 2025 into escrow for the benefit of settling this and other claims.

Mack Molding Co.

In December 2020, the Company entered into a five-year supply agreement with Mack Molding Co. (“Mack”) pursuant to which Mack became a key supplier of VFUs. In February 2021, the Company placed a purchase order with Mack amounting to approximately $5.2 million towards the initial production of VFUs during 2021. Since February 2021, the Company increased the purchase order with Mack to approximately $26.5 million towards production of VFUs during 2021 and 2022. The Company believed the supply agreement with Mack would provide the Company with increased scaling capabilities and the ability to meet the potential future demand of its customers more efficiently. The supply agreement contemplated that, following an introductory period, the Company negotiated a minimum percentage of the VFU requirements that the Company purchase from Mack each year based on the agreed-upon pricing formula. The introductory period was not time-based but rather referred to the production of an initial number of units after which the parties have rights to adjust pricing and negotiate a certain minimum requirements percentage. The Company believed this approach would result in both parties making a more informed decision with respect to the pricing and other terms of the supply agreement with Mack. On October 11, 2022, the Company received a $9.4 million invoice from Mack for inventory purchased on the Company’s behalf to build VFUs. As part of the terms of the contract manufacturing agreement, Mack had the contractual right to bill the Company for any inventory that had aged greater than nine months. Due to a slowdown in the demand for the VFUs and the lack of a demand forecast that the Company could provide to the vendor, Mack exercised the right to invoice the Company for the slow-moving inventory. As of December 31, 2022, the Company recognized a contingent liability in the amount of $8.4 million, representing an estimate of the amount payable to Mack with respect to the original Mack purchase agreement, and which was included in accounts payable in the consolidated balance sheet. On March 2, 2023, Mack filed an arbitration action seeking the amounts owed to Mack for purchased inventory. On October 27, 2023, and effective as of October 18, 2023, Mack and the Company entered into a Modification and Settlement Agreement (the “Modification Agreement”) with respect to the dispute rather than engaging in litigation through the courts.

On February 29, 2024, the Company met its contractual obligations under the terms of the Modification Agreement. In settlement of the dispute, the Company made cash payments of $500,000 and $250,000 to Mack and issued to Mack a warrant to purchase 750,000 shares of the Company’s Common Stock. In the first quarter of 2024, management derecognized the previously recognized contingent liability, resulting in a credit of approximately $5.9 million, recorded within gain on settlement of contingent liabilities, on the consolidated statement of operations.

On August 30, 2024, the Company and Mack entered into an amendment to the Modification Agreement, which modified the payment terms and VFU purchase requirements under the Modification Agreement. Pursuant to the amendment, the Company agreed to make payments of $1.0 million prior to October 31, 2024 (the “October Payment”) and an additional $1.0 million prior to December 31, 2024. The Company has not made the October Payment as of the date hereof, however the Company is working with Mack to extend the date of the October Payment. The Company also agreed to purchase at least 25 VFUs prior to October 31, 2024 and a further 25 VFUs between November 1, 2024 and December 31, 2024. Upon payment in accordance with the terms of the amendment, the Company will be entitled to certain residual inventory in the possession of Mack, and the warrant issued to Mack will be terminated. This matter was settled on December 16, 2024 as a precursor to the Cultivation sale agreement and the corresponding warrants were terminated.

TRC Electronics Litigation

The Company was named as a defendant in a complaint filed by TRC Electronics, Inc. (“TRC”) on April 13, 2023 in the United States District Court for the Eastern District of Pennsylvania. In the complaint, TRC asserts two causes of action against the Company: (1) breach of contract, and (2) promissory estoppel. TRC’s claims are based on allegations that the Company failed to make payments due under three purchase orders for commercial electronics parts. TRC was seeking damages in the amount of $0.5 million, plus attorneys’ fees, costs, and post-judgment interest. This matter was settled in January 2025 for no cost to the Company.

McCutchan, Inc.

In December 2021, the Company entered into a standard form of agreement between Owner and Contractor whereby Valiant Group LLC (“Valiant”) is the general contractor for tenant improvements on certain real property located in Bellevue, Washington (the “Project”). McCutchan, Inc. (“McCutchan”) agreed to be a subcontractor on the Project and engaged various other subcontractors (the “Valiant Agreement”). The Company terminated Valiant as the general contractor for, among other allegations, breach of contract and unjust enrichment. Following the termination of Valiant, in October 2022, the Valiant Agreement was assigned and accepted (the “Assignment”) to Agxion, LLC, a wholly owned subsidiary of the Company. The Assignment contemplates that, as a subcontractor to the Valiant Agreement, McCutchan is still bound to the subcontract agreement and will continue construction operations on the Project. The Company is pursuing Valiant in a separate litigation to collect no less than approximately $1.4 million alleging overbilling, breach of the Valiant Agreement, and violation of Chapter 18.27 and 19.86 of the Revised Code of Washington. On March 5, 2024, McCutchan filed a complaint in the Superior Court of Washington for King County naming the Company, Valiant, and certain related parties as defendants. In the complaint, McCutchan asserts two causes of action against the Company: (1) breach of contract, (2) voidable contract, (3) interference with business or economic expectancy, (4) unjust enrichment, and (5) defamation. McCutchan’s claims are based on allegations of misrepresentations made by the Company to pay McCutchan for work completed on the Project as well as a failure to pay under the Valiant Agreement. In the alternative, McCutchan is alleging the Assignment is void and not a valid contract. McCutchan is seeking to collect no less than $3 million against the Company and all other named defendants. The parties are currently in the discovery process, initial discovery responses were due on November 7, 2024. This matter is subject to the Cultivation sale escrow litigation reserve agreement where the Company was required to fund $1.5 million in January 2025 into escrow for the benefit of settling this and other claims.

Valiant Group LLC

The Company filed two separate complaints against Valiant for overbilling, misrepresentation, and breach of contract for the Treehouse project in Nevada and Hannah Project in Washington. Agrify obtained judgments against Valiant in Nevada for $4.5 million for the Treehouse project and $10.0 million in Washington for the Hannah Project. Agrify has domesticated those judgments in Massachusetts and is seeking to enforce them against Valiant, its successor in interest, Intrepid Investments LLC, and the principals of Valiant. Agrify filed an action for supplementary proceedings to collect on the judgments. The action is in the early stages and there is no guarantee that the court would award the full amount and no guarantee that Agrify would be able to successfully collect the full amount. This matter is subject to the Cultivation sale escrow litigation reserve agreement where the Company was required to fund $1.5 million in January 2025 into escrow for the benefit of settling this and other claims.

Other Litigation

In September 2023, the Company settled a legal dispute with a specific customer that resulted in the recognition of a gain of approximately $0.9 million, of which $0.3 million was paid in October 2023, with the remaining approximate $0.6 million to be paid in equal monthly installments, beginning in January, 2024. This gain was recognized as part of other income, net, per the consolidated statement of operations for the year ended December 31, 2023, with the approximate $0.9 million receivable balance recognized as part of prepaid expenses and other current assets, per the consolidated balance sheet, as of December 31, 2023. The settlement also resulted in the return of equipment to the Company in October 2023.

The Company is currently pursuing 10 separate legal proceedings in attempting to collect approximately $1.8 million outstanding receivables. The Company is not confident that all legal proceedings and collection efforts will yield in positive results or return of equipment.

On April 25, 2024, Medical Investor Holdings, LLC dba Vertical Companies (“MIH”) filed a complaint against Agrify demanding $0.3 million. MIH purchased an XMU hydrocarbon extraction system from Precision in October 2021. MIH chose not to include installation and training in the original purchase but is now having problems with this equipment resulting in the claims against Precision, now owned by the Company. This case was dismissed without prejudice by opposing counsel on August 1, 2024.

The Company is also a defendant or plaintiff in a variety of other litigation matters that are individually insignificant. The timing and amount of any settlements, including potential payments made or received, is uncertain. Nonetheless, management currently estimates that the Company’s aggregate net loss exposure with respect to these cases is within the range of approximately $150 thousand to $300 thousand. Given the Company has determined these losses are probable of occurring and reasonably estimable, an accrual was recorded in the amount of $150 thousand within general and administrative expenses within the consolidated statement of operations.

On February 9, 2022, a former sales Vice President of the Company filed suit against the Company claiming he is owed back wages, commission and is entitled to equity in the company, under theories of liability under Massachusetts labor laws including retaliation, breach of contract, breach of covenant of good faith and fair dealing, fraudulent inducement, tortious interference and unjust enrichment. The Company filed its answer to the initial complaint in January 2023. The Company believes this is a meritless claim and has responded to various discovery requests. Discovery is ongoing and a final pretrial conference is presently scheduled for April 10, 2025.

Commitments

Mack Molding Co.

The Modification Agreement with Mack referenced above resulted in the Company entering a purchase commitment with Mack pursuant to which the Company was contractually obligated to purchase a minimum of 25 VFUs per quarter for each quarter during 2024 and a minimum of 50 VFUs per quarter for the six quarters beginning with the first quarter of 2025, at a per VFU price of $14,000. The Company made payment and took collection of 25 VFUs in the second quarter of 2024. The Company also granted Mack a second lien position on all Agrify assets.

On August 30, 2024, the Company entered into an amendment to the Modification Agreement with Mack, which modified the payment terms and VFU purchase requirements under the Modification Agreement. Pursuant to the amendment, the Company agreed to make the October Payment of $1.0 million and an additional $1.0 million prior to December 31, 2024. The Company has not made the October Payment as of the date hereof, however the Company is working with Mack to extend the date of the October Payment. The Company also agreed to purchase at least 25 VFUs prior to October 31, 2024 and a further 25 VFUs between November 1, 2024 and December 31, 2024. This commitment was satisfied on December 16, 2024 as a precursor to the Purchase Agreement with CP.

Other Commitments and Contingencies

The Company is potentially subject to claims related to various non-income taxes (such as sales, value-added, consumption, and similar taxes) from various tax authorities, including in jurisdictions in which the Company already collects and remits such taxes. If the relevant taxing authorities successfully pursue these claims, the Company could be subject to additional tax liabilities.

Refer to Note 10 – Debt, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum debt payments. Refer to Note 11 – Leases, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum lease payments under operating and financing lease liabilities. Refer to Note 15 – Income Taxes, included elsewhere in the notes to the consolidated financial statements for information regarding income tax contingencies.